Other Net Operating Results (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Operating Results Net [abstract]
Result of companies' revaluation	[1]			$ 11,980
Result for sale of participation in areas	[1]	$ 12,233	$ 778	2,322
Lawsuits		(5,300)	(2,732)	(2,365)
Insurance		3,925	498	417
Construction incentive	[2]		688
Unrecoverable credit - Resolution MINEM No. 508/E-2017	[3]		(622)
Result for contractual commitment Exmar	[4]	(8,285)
Miscellaneous		1,376	260	(409)
Other operating results, net		$ 3,949	$ (1,130)	$ 11,945

[1]	See Note 3.
[2]	See Note 35.
[3]	See Note 34.h.
[4]	See Note 33.f.